Fair Value of Financial Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 GBP (£)
Transfers of financial instruments between levels	$ 0
Notional value of foreign currency forward		€ 10.3	£ 75.0	€ 6.0	£ 75.0